Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
3.2 Inventories

(CHF in millions)	12/31/2022	12/31/2021

Shoes	344.7	118.9
Apparel	43.5	14.4
Accessories	8.3	1.8
Other	0.2	—
Allowances	(1.1)	(0.9)
Inventories	395.6	134.2

In 2022, inventories of CHF 384.8 million (2021: CHF 216.0 million) and valuation allowances of CHF 0.6 million (2021: CHF 0.5 million) were recognized in cost of sales. At reporting date, inventories held on consignment amounted to CHF 12.6 million (2021: CHF 9.9 million).

Certain inventories have been pledged as collateral in relation to debt financing, refer to 5.4 Liquidity risk.

Accounting policies
Inventories only include finished goods purchased from third parties. Cost of inventories include expenditures incurred in acquiring the products and bringing them to their current location and condition.

Subsequent measurement of the inventory items is made at the lower of cost or net realizable value. Net realizable value is the estimated selling price of each specific item in the ordinary course of business less freight and selling expenses. If the net realizable value is below the cost, an allowance is recognized for the remaining items on stock.